Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Long Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Long Foreign Exchange Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Long Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Short Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Short Foreign Exchange Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Short Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Intermediate Bond Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Long Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Long Foreign Exchange Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Long Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Short Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Short Foreign Exchange Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Short Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Intermediate Bond Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Long Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Long Foreign Exchange Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Long Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Short Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Short Foreign Exchange Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Short Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Intermediate Bond Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%